Total Capital and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Incentive Distribution Rights
The general partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98%	2%
Above $0.4025 up to $0.4375	85%	15%
Above $0.4375 up to $0.525	75%	25%
Above $0.525	50%	50%

Schedule of Net Income Per Common Unit
Net Income Per Common Unit

	Year ended
	December 31, 2016	December 31, 2015	December 31, 2014
	$	$	$
Limited partners' interest in net income	(12,952)	31,205	(19,380)
Preferred units - periodic accretion	(1,644)	—	—
Additional consideration for induced conversion of Series C Preferred Units	(36,961)	—	—
Deemed contribution on exchange of Series C Preferred Units	20,231	—	—
Limited partners' interest in net income for basic net income per common unit	(31,326)	31,205	(19,380)
Weighted average number of common units	124,747,207	98,507,732	86,212,290
Dilutive effect of unit based compensation	—	94,680	—
Common units and common unit equivalents	124,747,207	98,602,412	86,212,290

Limited partner's interest in net income per common unit
- basic	(0.25)	0.32	(0.22)
- diluted	(0.25)	0.32	(0.22)

Summary of Issuances of Common Units
Public and Private Offerings of Common Units
The following table summarizes the issuances of common units over the three years ending December 31, 2016:

Date	Offering Type	Number of Common Units Issued	Offering Price	Gross Proceeds (i)	Net Proceeds	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
				(in millions of U.S. Dollars)
During 2014	COP	213,350	(iii)	7.8	7.6	(iii)	General partnership purposes
November 2014	Private	6,704,888	$26.10	178.6	178.5	27.26%	For general partnership purposes, which included funding vessel conversion projects and finance newbuilding UMS and towage vessels.
During 2015	COP	211,077	(iii)	3.6	3.5	(iii)	General partnership purposes
July 2015	Private	14,402,304	$20.83	306.1	306.1	37.06%	Partially finance the acquisition of the Knarr companies.
During 2016	COP	5,525,310	(iv)	31.8	31.0	(iv)	General partnership purposes
June 2016	Private	21,978,022	$4.55	102.0	99.5	29.25%	For general partnership purposes, which included funding existing newbuilding installments and capital conversion projects.
During 2016	PIK	4,558,624	(v)	0.5	0.5	(v)	(v)
June 2016	Series C Conversion	8,323,809	(vi)	0.9	0.7	(vi)	(vi)

(i)	Including the General Partner’s 2% proportionate capital contribution.

(ii)	Including Teekay Corporation’s indirect 2% general partner interest.

(iii)
In May 2013, the Partnership implemented a continuous offering program (or COP), under which the Partnership may issue new common units, representing limited partner interests, at market prices from time to time up to a maximum aggregate amount of $100 million.

(iv)	In June 2016, the Partnership implemented a replacement $100 million COP.

(v)
Common units issued or issuable as a payment-in-kind for the distributions on the Partnership's Series C-1 and D Preferred Units and on the Partnership's common units and general partner interest held by subsidiaries of Teekay Corporation and payment-in-kind for interest on a subordinated promissory note to Teekay Corporation (see note 11j). In June 2016, the Partnership agreed with Teekay Corporation that, until the Partnership's Norwegian Kroner bonds maturing in 2018 have been repaid, all distributions to be paid by the Partnership to Teekay Corporation or its affiliates, including the Partnership's general partner, related to common and preferred units held by Teekay Corporation or its affiliates (other than with respect to incentive distribution rights) will be paid in the form of common units.

(vi)
In June 2016, the Partnership and the holders of the Series C Preferred Units exchanged approximately 1.9 million of the Series C Preferred Units for approximately 8.3 million common units of the Partnership. The number of common units issued consists of the approximately 1.9 million common units that would have been issuable under the original conversion terms of the Series C Preferred Units plus an additional approximately 6.4 million common units to induce the exchange (the Inducement Premium).